Common Stock and Additional Paid-in Capital - Restricted Stock Awards (Details) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended	6 Months Ended				1 Months Ended	4 Months Ended	11 Months Ended	4 Months Ended	3 Months Ended	4 Months Ended	0 Months Ended
	May 29, 2014	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Mar. 21, 2012	Feb. 14, 2012 Officers and key employees of Ocean Rig AS	May 15, 2012 Officer	Dec. 05, 2012 Officer	May 15, 2012 Sign-up bonus	Mar. 31, 2014 Employees	May 16, 2013 Employees	Aug. 20, 2013 Azara Services S.A.	Aug. 20, 2015 Azara Services S.A.	Aug. 20, 2014 Azara Services S.A.
Shares granted		153,700				112,950	4,500	7,500	28,200	153,700	192,400	150,000
Vesting period						3 years	3 years		3 years	3 years	3 years	2 years
Vested In Period													50,000	50,000
Shares vested on grant date												50,000
Grant date fair value						$ 16.5	$ 15.92	$ 15.75	$ 15.92	$ 17.79	$ 16.9	$ 17.56
Number of vested shares		123,683
Number of forfeited shares		119,900		93,050
Unrecognized compensation cost		$ 3,717		$ 2,724
Expected period of recognition for unrecognized compensation costs		2 years
Compensation cost allocated in "General and administrative expenses"		$ 1,655	$ 591
Shares authorized under Equity Plan					2,000,000
Share price of dividend paid	$ 0.19